LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

	2018	2017
Canadian dollar denominated debt, unsecured
Bank credit facilities	$831	$3,544
Medium-term notes
3.05% debentures due June 19, 2019	500	500
2.60% debentures due December 3, 2019	500	500
2.05% debentures due June 1, 2020	900	900
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
4.85% debentures due May 30, 2047	300	300
	6,131	8,844
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2018 - US$2,954 million; December 31, 2017 - US$1,839 million)	4,031	2,300
Commercial paper (December 31, 2018 - US$104 million; December 31, 2017 - US$500 million)	141	625
US dollar debt securities
1.75% due January 15, 2018 (US$600 million)	—	751
5.90% due February 1, 2018 (US$400 million)	—	501
3.45% due November 15, 2021 (US$500 million)	682	625
2.95% due January 15, 2023 (US$1,000 million)	1,364	1,252
3.80% due April 15, 2024 (US$500 million)	682	625
3.90% due February 1, 2025 (US$600 million)	819	751
3.85% due June 1, 2027 (US$1,250 million)	1,706	1,566
7.20% due January 15, 2032 (US$400 million)	546	501
6.45% due June 30, 2033 (US$350 million)	478	438
5.85% due February 1, 2035 (US$350 million)	478	438
6.50% due February 15, 2037 (US$450 million)	614	563
6.25% due March 15, 2038 (US$1,100 million)	1,501	1,377
6.75% due February 1, 2039 (US$400 million)	546	501
4.95% due June 1, 2047 (US$750 million)	1,023	939
	14,611	13,753
Long-term debt before transaction costs and original issue discounts, net	20,742	22,597
Less: original issue discounts, net (1)	17	18
transaction costs (1) (2)	102	121
	20,623	22,458
Less: current portion of commercial paper	141	625
current portion of other long-term debt (1) (2)	1,000	1,252
	$19,482	$20,581

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
Bank Credit Facilities and Commercial Paper
As at December 31, 2018, the Company had in place revolving bank credit facilities of $4,976 million of which $4,723 million was available for use. Additionally, the Company had in place fully drawn term credit facilities of $4,750 million. Details of these facilities are described below. This excludes certain other dedicated credit facilities supporting letters of credit.

•	a $100 million demand credit facility;

•	a $1,800 million non-revolving term credit facility maturing May 2020;

•	a $2,200 million non-revolving term credit facility maturing October 2020;

•	a $750 million non-revolving term credit facility maturing February 2021;

•	a $2,425 million revolving syndicated credit facility with $330 million maturing in June 2019 and $2,095 million maturing June 2021;

•	a $2,425 million revolving syndicated credit facility maturing June 2022; and

•	a £15 million demand credit facility related to the Company’s North Sea operations.
During 2018, the Company extended the $2,425 million revolving syndicated credit facility originally due June 2020 to June 2022. Each of the $2,425 million revolving facilities is extendible annually at the mutual agreement of the Company and the lenders. If the facilities are not extended, the full amount of the outstanding principal is repayable on the maturity date. Borrowings under these facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, US base rate or Canadian prime rate.
During 2018, the Company repaid and cancelled $1,200 million of the $3,000 million non-revolving term credit facility (third quarter of 2018 – $1,050 million; first quarter of 2018 – $150 million) scheduled to mature in May 2020. The required annual amortization of 5% of the original balance is now satisfied. Borrowings under the term loan facility may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, US base rate or Canadian prime rate. As at December 31, 2018, the $1,800 million facility was fully drawn.
During 2018, the Company extended the $2,200 million non-revolving credit facility originally due October 2019 to October 2020. Borrowings under the $2,200 million non-revolving credit facility may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, LIBOR, US base rate or Canadian prime rate. As at December 31, 2018, the $2,200 million facility was fully drawn.
During 2018, the Company repaid and cancelled the $125 million non-revolving term credit facility scheduled to mature in February 2019. The Company also extended the $750 million non-revolving term credit facility originally due February 2019 to February 2021. Borrowings under the $750 million non-revolving credit facility may be made by way of pricing referenced to Canadian dollar bankers’ acceptances, US dollar bankers' acceptances, LIBOR, US base rate or Canadian prime rate. As at December 31, 2018, the $750 million facility was fully drawn.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on bank credit facilities and commercial paper outstanding as at December 31, 2018 was 2.6% (December 31, 2017 – 2.2%), and on total long-term debt outstanding for the year ended December 31, 2018 was 3.9% (December 31, 2017 – 3.8%).
As at December 31, 2018, letters of credit and guarantees aggregating to $450 million were outstanding.
Medium-Term Notes
During 2017, the Company issued $900 million of 2.05% medium-term notes due June 2020, $600 million of 3.42% medium-term notes due December 2026 and $300 million of 4.85% medium-term notes due May 2047. Proceeds from the securities were used to finance the acquisition of AOSP and other assets. In July 2017, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
US Dollar Debt Securities
During 2018, the Company repaid US$600 million of 1.75% notes and US$400 million of 5.90% notes.
During 2017, the Company repaid US$1,100 million of 5.70% notes, and issued US$1,000 million of 2.95% notes due January 2023, US$1,250 million of 3.85% notes due June 2027 and US$750 million of 4.95% notes due June 2047. Proceeds from the debt securities were used to finance the acquisition of AOSP and other assets. In July 2017, the Company filed a new base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2019. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
Scheduled Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2019	$1,141
2020	$5,996
2021	$1,444
2022	$1,003
2023	$1,365
Thereafter	$9,793